ACQUISITIONS AND DISPOSALS (Schedule of Actual Results from Acquisition Date) (Details) - 12 months ended Dec. 31, 2018 - CHS [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Business Acquisition [Line Items]
Net revenues	¥ 4,827	$ 702
Net loss	¥ (5,639)	$ (820)